Share-based Payment (Details) - USD ($) $ in Millions									1 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Mar. 31, 2024	Feb. 28, 2024	Dec. 31, 2023	Sep. 06, 2023	Jun. 30, 2023	Feb. 28, 2023	Apr. 22, 2022	Dec. 31, 2024	Dec. 31, 2022
Share-Based Payment [Line Items]
Ordinary shares percentage						6.00%			3.00%
Grant shares											1,402,000
Granted RSUs	334,500	790,770	35,000	341,017
Aggregate unrecognized share-based compensation expenses (in Dollars)										$ 3.7
Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs	2,057,500	50,000		150,000	200,000		688,396	400,000
Class A Ordinary Shares [Member]
Share-Based Payment [Line Items]
Common stock, shares issued						1,376,792			1,812,663